Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue		£ 1,271
Lloyds Banking Group share incentive plan | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,805,932	590,670
Lloyds Banking Group employee share ownership trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	84,427,788	125,361,633
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)	£ 0.0243	£ 0.0211
Dividends proposed or declared before financial statements authorised for issue	£ 1,429